CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2018
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 7:-	CHARGES (ASSETS PLEDGED)

To secure the Company's obligations under its Israeli office lease agreement and for hedging transactions, the Company granted an Israeli bank a first priority floating charge on all of its assets. During January 2019, a short-term bank deposit in the amount of $2,000 was restricted to secure those obligations and the floating charge was removed.